EARNINGS PER SHARE AND DIVIDEND PER SHARE (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EARNINGS PER SHARE AND DIVIDEND PER SHARE
Net profit/(loss) for the year	$ 166.0	$ (34.8)	$ 2.4
Weighted average number of shares	74.3	73.4	62.3
Weighted average number of treasury shares	(0.3)	(0.3)	(0.3)
Weighted average number of shares outstanding	74.0	73.1	62.0
Dilutive effect of outstanding share options	0.0	0.0	0.0
Weighted average number of shares outstanding incl. dilutive effect of share options	74.0	73.1	62.0
Basic earnings/(loss) per share (USD)	$ 2.24	$ (0.48)	$ 0.04
Diluted earnings/(loss) per share (USD)	$ 2.24	$ (0.48)	$ 0.04